BETTER 10Q - FAIR VALUE MEASUREMENTS - Quantitative Information about Significant Unobservable Inputs (Details) - Level 3	Jun. 30, 2023 Year	Dec. 31, 2022 Year	Dec. 31, 2021 Year
Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, bifurcated derivatives	5.36	0.0469
Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, bifurcated derivatives	0.0025	0.0075
Minimum | Pull-through factor | IRLCs
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, derivatives	0.0544	0.1466	0.0501
Minimum | Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, warrants	0.0407	0.0394	0.0019
Minimum | Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, warrants	3.74	4.24	0.5
Minimum | Fair value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, bifurcated derivatives	4.94	10.63
Measurement input, warrants	0.00	0.00	6.80
Minimum | Volatility rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, warrants	0.369	0.404	0.328
Maximum | Pull-through factor | IRLCs
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, derivatives	0.9874	0.9657	0.9943
Maximum | Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, warrants	0.0431	0.0404	0.0073
Maximum | Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, warrants	5.24	5.74	2.0
Maximum | Fair value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, bifurcated derivatives	12.54	19.05
Measurement input, warrants	4.12	6.60	29.42
Maximum | Volatility rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, warrants	0.746	1.238	1.203
Weighted average | Pull-through factor | IRLCs
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, derivatives	0.865	0.796	0.835
Weighted average | Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, bifurcated derivatives	0.054	0.0469
Measurement input, warrants	0.042	0.0400	0.0027
Weighted average | Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, bifurcated derivatives	0.0025	0.0075
Measurement input, warrants	4.4	4.8	0.7
Weighted average | Fair value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, bifurcated derivatives	5.67	9.77
Measurement input, warrants	1.73	1.60	14.91
Weighted average | Volatility rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, warrants	0.650	0.650	0.650